Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.8149	0.8902	0.8738
Euro weakens by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2394
Profit/(loss)	€ (757)
Carrying amount	€ 75,706
Euro weakens by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2394
Profit/(loss)	€ (421)
Carrying amount	€ 42,107
Euro strengths by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2148
Profit/(loss)	€ 772
Carrying amount	€ 77,235
Euro strengths by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2148
Profit/(loss)	€ 430
Carrying amount	€ 42,958
Euro weakens by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2885
Profit/(loss)	€ (3,641)
Carrying amount	€ 72,822
Euro weakens by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2885
Profit/(loss)	€ (2,025)
Carrying amount	€ 40,503
Euro strengths by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1657
Profit/(loss)	€ 4,024
Carrying amount	€ 80,487
Euro strengths by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1657
Profit/(loss)	€ 2,238
Carrying amount	€ 44,766
Euro weakens by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.3498
Profit/(loss)	€ (6,951)
Carrying amount	€ 69,512
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.3498
Profit/(loss)	€ (3,866)
Carrying amount	€ 38,662
Euro strengths by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1044
Profit/(loss)	€ 8,496
Carrying amount	€ 84,959
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1044
Profit/(loss)	€ 4,725
Carrying amount	€ 47,253